The company - Agreement related to additional preclinical molecules with AstraZeneca (Details) € in Thousands, $ in Millions			1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Oct. 31, 2018 EUR (€) option	Oct. 31, 2018 USD ($) option	Jun. 30, 2022 preclinicalMolecule	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of preclinical molecules | preclinicalMolecule					4
Revenue from collaboration and licensing agreements | €						€ 12,622	€ 51,901	€ 49,580
Agreement related to additional preclinical molecules with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of exclusive options granted | option			4	4
Advance received			€ 17,400	$ 20.0
Revenue from collaboration and licensing agreements	€ 17,400	$ 20.0